International operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Assets	$ 444,438	$ 469,633	$ 381,508
Total revenue	15,931	15,808	16,462
Income before income taxes	4,648	4,468	5,587
Net income	3,771	3,626	4,467
Total International
Segment Reporting Information [Line Items]
Assets	117,306	123,303	113,487
Total revenue	6,007	5,830	5,731
Income before income taxes	2,312	2,593	2,501
Net income	1,798	1,973	1,929
Europe, the Middle East and Africa
Segment Reporting Information [Line Items]
Assets	94,507	92,374	74,504
Total revenue	4,119	3,964	3,833
Income before income taxes	1,293	1,549	1,447
Net income	1,005	1,179	1,116
UK
Segment Reporting Information [Line Items]
Assets	37,900	38,100	30,800
Total revenue	$ 2,400	$ 2,600	$ 2,600
Percentage of asset	9.00%	8.00%	8.00%
Percentage of revenue	15.00%	16.00%	16.00%
Asia-Pacific region
Segment Reporting Information [Line Items]
Assets	$ 20,280	$ 28,416	$ 36,347
Total revenue	1,144	1,168	1,161
Income before income taxes	572	607	548
Net income	445	462	423
Other
Segment Reporting Information [Line Items]
Assets	2,519	2,513	2,636
Total revenue	744	698	737
Income before income taxes	447	437	506
Net income	348	332	390
Total Domestic
Segment Reporting Information [Line Items]
Assets	327,132	346,330	268,021
Total revenue	9,924	9,978	10,731
Income before income taxes	2,336	1,875	3,086
Net income	$ 1,973	$ 1,653	$ 2,538